Operating Segments (Sales by geographical location of the customer by Operating Segments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [Line Items]
Sales	$ 5,043	$ 5,271	$ 5,556
Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	1,822	1,885	1,970
Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	1,432	1,423	1,488
North America [Member]
Disclosure of geographical areas [Line Items]
Sales	859	910	978
Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	413	385	408
South America [Member]
Disclosure of geographical areas [Line Items]
Sales	517	668	712
Industrial Products [Member]
Disclosure of geographical areas [Line Items]
Sales	1,255	1,318	1,296
Industrial Products [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	458	469	473
Industrial Products [Member] | Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	405	399	399
Industrial Products [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	299	353	347
Industrial Products [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	53	41	56
Industrial Products [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	40	56	21
Potash [Member]
Disclosure of geographical areas [Line Items]
Sales	1,346	1,494	1,623
Potash [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	411	422	459
Potash [Member] | Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	433	470	519
Potash [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	86	95	107
Potash [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	186	180	130
Potash [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	230	327	408
Phosphate Solutions [Member]
Disclosure of geographical areas [Line Items]
Sales	1,948	1,980	2,099
Phosphate Solutions [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	665	712	719
Phosphate Solutions [Member] | Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	480	447	481
Phosphate Solutions [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	372	370	405
Phosphate Solutions [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	204	188	230
Phosphate Solutions [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	227	263	264
Innovative Ag Solutions [Member]
Disclosure of geographical areas [Line Items]
Sales	731	717	741
Innovative Ag Solutions [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	334	336	362
Innovative Ag Solutions [Member] | Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	127	118	105
Innovative Ag Solutions [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	105	95	103
Innovative Ag Solutions [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	144	145	150
Innovative Ag Solutions [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	21	23	21
Other activities [Member]
Disclosure of geographical areas [Line Items]
Sales	35	37	79
Other activities [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	30	31	49
Other activities [Member] | Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	1	1	2
Other activities [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	2	0	24
Other activities [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	2	5	3
Other activities [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	0	0	1
Reconciliations [Member]
Disclosure of geographical areas [Line Items]
Sales	(272)	(275)	(282)
Reconciliations [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	(76)	(85)	(92)
Reconciliations [Member] | Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	(14)	(12)	(18)
Reconciliations [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	(5)	(3)	(8)
Reconciliations [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	(176)	(174)	(161)
Reconciliations [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	$ (1)	$ (1)	$ (3)